Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Leases
Depreciation - right-of-use assets	£ (404)	£ (808)
Interest expense (included in finance cost)	£ (33)	(68)
Expense relating to short-term leases (included in operating expenses)		(351)
Expense relating to low value leases (included in operating expenses)		(8)
Property
Leases
Depreciation - right-of-use assets		(765)
Plant and machinery
Leases
Depreciation - right-of-use assets		£ (43)